Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets At Fair Value Through Profit Or Loss
Schedule of financial assets at fair value through profit or loss

	12.31.25	12.31.24
Non-current
Shares	53,686	-

Current
Negotiable instruments	130,868	150,616
Mutual funds	434,801	327,368
Total current	565,669	477,984